Document and Entity Information	9 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Entity Filer Category	Smaller Reporting Company